RISK MANAGEMENT (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Sales Revenue, Net [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	83.30%	88.10%
Sales Revenue, Net [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	8.90%	1.90%
Sales Revenue, Net [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	4.60%	1.50%
Canada [Member]
Concentration Risk [Line Items]
Cash, FDIC Insured Amount	$ 100,000
UNITED STATES
Concentration Risk [Line Items]
Cash, FDIC Insured Amount	$ 250,000